April 7, 2005

Securities and Exchange Commission
460 Fifth Street, N.W.
Washington, D.C. 20549

Re: Advaxis, Inc.
Registration Statement on Form SB-2
File No.

Ladies and Gentlemen:

On behalf of our client, Advaxis, Inc., a Colorado corporation (the “Company”), we attach for filing under the Securities Act of 1933, as amended (the “Act”), by means of the Electronic Data Gathering, Analysis, and Retrieval system, Amendment No. 1 to Registration Statement on Form SB-2 (File No. 0.50621) (the “Registration Statement”), together with certain exhibits thereto.

We are in receipt of the letter, dated March 2, 2005 (the “Comment Letter”), from Jeffrey Riechter, Esq., Assistant Director, Office of Corporate Finance, of the Securities and Exchange Commission (the “Commission”), addressed to the Company. Set forth below are the responses of the Company to the comments set forth in the Comment Letter, numbered to correspond thereto. All capitalized terms used, but not otherwise defined, herein shall have the respective definitions assigned thereto in the filing transmitted herewith.

Comment Number	Page Number	Response
1.	n/a	The Company takes notice that the comments of the Commission regarding specific portions of the filing should also be the basis for appropriate changes in other portions of the filing.
2.	n/a	All non pricing blank sections have been filled.
3.	3-6	The Company has revised the summary in response to your observations.

Comment Number	Page Number	Response
4.	n/a	The registration statement has been revised in response to your observations. Please note that this registration statement is not registering a transaction but rather is a secondary offering.
5.	6	URL information has been added to the SB2
6.	4	Risks of the Company’s strategy have been inserted.
7.	6
Our auditors, in their report on our financial statements as of December 31, 2002 and 2003, indicated that the Company has incurred losses from operations, has a working capital deficiency, and a shareholder’s deficiency, which raise substantial doubt about the Company’s ability to continue as a going concern. As discussed in the accompanying prospectus, subsequent to the issuance of those financial statements the Company has raised additional equity financing and intends to raise additional funds and the going concern qualification is no longer being made. See further discussion in "Management's Discussion and Analysis of Financial Condition and Results of Operations and Plan of Operations - Liquidity and Capital Resources".

8.	several	The Company has revised several risk factors in response to your observations.
9.	21, 80	We have adopted a risk factor regarding secondary trading and have expanded the discussion of such trading;
10.	n/a	See response No. 7. No additional risk factor is necessary.
11.	14	A risk factor disclosing the risks presented by the fact that the Company has no manufacturing, sales or distribution capabilities has been included.
12.	11	A risk factor discussing risks associated with clinical trials has been included.
13.	14	Please see the risk factor included in response to comment 11.
14.	n/a	A disclosure regarding the potential impact of continuing losses has been added in several places.
15.	n/a	See the disclosure included in response to comment 14.
16.	n/a	The document has been revised in several places to disclose with specification the consequences of not raising significant long term capital.
17.	12	In response to your observation, the risk factor has been shortened. The complete description of the complexities remains under “Business Government Regulations”

Comment Number	Page Number	Response
18.	n/a	The risk factor has been removed.
19.	17	The names of key competitors have been included. Market share information is not practically available.
20.	n/a	The Company has not experienced any of these difficulties because its stock is not trading.
21.	n/a	The stock has not traded since inception of the Company.
22.	21	The number of shares issuable on exercise of outstanding warrants and option has been set forth.
23.	22	The disclosure has been revised as requested.
24.	various
The disclosures in the filing in “Recent Developments” and in “Management's Discussion and Analysis of Financial Condition and Results of Operations and Plan of Operations - Overview” and in Note 8 to the financial statements have been revised to omit references to a reverse merger or an accounting acquirer.

25.	27 et seq.	The Section captioned “Management’s Discussion and analysis of Financial Condition and Results of Operations and Plan of Operations (“MD&A”) has been revised in response to your observation.
26.	29	The requested information has been provided in the MD&A.
27.	36
The following has been added to the MD&A as critical accounting policies: “The preparation of financial statements requires the Company to make estimates and judgments that affect the reported amounts of assets, liabilities, revenue and expenses, and related disclosure of contingent assets and liabilities. On an on-going basis, the Company evaluates its estimates, based on historical experience and on various other assumptions that are believed to be reasonable under the circumstances. Actual results may differ from these estimates under different assumptions or conditions.

“The Company believes the following critical accounting policy involves significant estimate and judgment. The Company amortizes trademark and patent costs over their estimated useful lives. The Company may be required to adjust these lives based on advances in science and competitor actions. The Company reviews the recorded amounts of trademarks and patents at each period end to determine if their carrying amount is still recoverable based on expectations regarding potential licensing of the intangibles or sales of related products. Such an assessment, in the future, may result in a conclusion that the assets are impaired, with a corresponding charge against earnings.

“Due to the limited nature of the Company’s operations, the Company has not identified any other accounting policies involving estimates or assumptions that are material due to the levels of subjectivity and judgment necessary to account for highly uncertain matters or the susceptibility of such matters to change, and where the impact of the estimates and assumptions on financial condition or operating performance is material.”

Comment Number	Page Number	Response
28.	F-10
The following has been added to the disclosures to the financial statements:

“In accordance with Securities and Exchange Commission (SEC) Staff Accounting Bulletin (SAB) No. 104, revenue from license fees and grants is recognized when the following criteria are met; persuasive evidence of an arrangement exists, services have been rendered, the contract price is fixed or determinable, and collectibility is reasonably assured. In licensing arrangements, delivery does not occur for revenue recognition purposes until the license term begins. Nonrefundable upfront fees received in exchange for products delivered or services performed that do not represent the culmination of a separate earnings process will be deferred and recognized over the term of the agreement.

“For revenue contracts that contain multiple elements, the Company will determine whether the contract includes multiple units of accounting in accordance with EITF No. 00-21, Revenue Arrangements with Multiple Deliverables. Under that guidance, revenue arrangements with multiple deliverables are divided into separate units of accounting if the delivered item has value to the customer on a standalone basis and there is objective and reliable evidence of the fair value of the undelivered item.”

29.	27 et seq	The nine month numbers are no longer included. However the principle of your comment has been observed in preparation of the revised MD&A. Three month first quarter numbers are now included.
30.	n/a	No IND has yet been filed with respect to any of the product candidates.

Comment Number	Page Number	Response
31.	40 et seq	The material terms of the described agreements have been added and the described agreements are being filed as exhibits.
32.	40-47	Patent expiration dates have been added.
33.	60	Mr. Patton’s payment was a fixed consulting fee, not a bonus. A description of the basis for Mr. Derbin’s bonus has been included.
34.	65-67	The names of the natural persons with voting and dispositive power have been added by footnote.
35.	68-69	The services provided have been added.
36.	n/a	All material agreements have been filed.
37.	71-80	The names of the natural persons with voting or dispositive power have been added by footnote.
38.
We believe this information is already set forth in the narrative on page 20, but have also added it to relevant footnote. Please note that with respect to such persons, the securities were not purchased in the ordinary course of business but rather were received as compensation in the ordinary course with no understanding to distribute the securities

39.		Sunrise Securities Corp. acted as a placement agent, not as an underwriter. We have identified certain selling stockholders as its affiliate.
40.	85	The number of shares has been added.
41.	n/a	We confirm on behalf of the Company the limitation upon substantiating new names for the name of the selling stockholder on the terms you specify in your comment.
42.	n/a	Your point is noted.
43.	n/a	The financial statements have been updated as of January 31, 2005.
44.	n/a	The pro forma balance sheet and the reference to the pro forma balance sheet in note 8, and the pro forma information included in “Summary of Consolidated Financial Data of Advaxis” have been deleted.
45.	F-4	All interim periods have been labeled “unaudited”.
46.	F-5
The financial statements have been revised to retroactively record the equivalent number of shares received by Advaxis in the transaction and to record the issuance of the shares to financial advisors in the period of the transaction.

Comment Number	Page Number	Response
47.	F-9	The costs of the intangible assets were substantially incurred at the end of the year, and accordingly, no amortization expense was recorded for the year.
48.	F-12
During the periods, the Company issued options with varying exercise prices, certain of which equaled the fair value of a share of common stock at the grant date, and certain of which exceeded the fair value of a share of common stock at the grant date. Accordingly, the average exercise price has increases although the fair value of the common stock has not fluctuated.

49.	F-12
The cancellation and replacement of option had no accounting consequence based on the provisions of paragraphs 53 and 54 of FIN 44. Note 4 has been modified to disclose the following:

The cancellation and replacement of option had no accounting consequence since the aggregate intrinsic value of the options immediately after the cancellation and replacement was not greater than the aggregate intrinsic value immediately before the cancellation and replacement, and the ratio of the exercise price per share to the fair value per share was not reduced. Additionally, the original options were not modified to accelerate vesting or extend the life of the new options.

50.	F-13
None of the agreements disclosed in Note 6 are related party transactions. In that regard, we note that paragraph 2 of SFAS No. 57 states that:

Financial statements shall include disclosures of material related party transactions, other than compensation arrangements, expense allowances, and other similar items in the ordinary course of business… (Emphasis Added)

51.	n/a	Your statement regarding review of filed exhibits is noted. Additional exhibits have been filed.
52.	Ex. 5.1	Counsel has agreed to delete the limitations from its opinion and a revised opinion is being filed (Exhibit 5.1)
53.	n/a	Your comment is noted. The Commission file number will be corrected by Amendment.
54.	n/a	The Form 8K dated November 12, 2004, as Amended, is being further amended in response to your comment.
55.	n/a	The Form 8K dated November 12, 2004, as Amended, is being further amended in response to your comment.

Comment Number	Page Number	Response
Closing Comments	The Company takes notice of the Closing Comments.

Please contact the undersigned if we may be of assistance.

Sincerely,

/s/ Gary A. Schonwald

Gary A. Schonwald